Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 4,976,125	$ 135,757
Held-for-sale financial assets		1,034,178
Debt instruments	2,224,346	7,315,757
Total plan assets	7,200,471	8,485,692
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,258,436,122
Payments by the fund	(68,387,355)
Defined benefit liabilities at end of year	1,080,542,046	1,258,436,122
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4,976,125	135,757
Held-for-sale financial assets		1,034,178
Debt instruments	2,224,346	7,315,757
Total plan assets	7,200,471	8,485,692	$ 9,489,666
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,249,557,999	1,212,114,331
Service costs	18,365,156	19,762,661
Financing costs	98,759,209	96,331,015
Past service costs	(103,845)
Payments by the fund	(62,388,283)	(59,417,940)
Amount of (gains) and losses recognized through other comprehensive income:	(232,284,320)	(12,594,541)
Liquidated obligations	(457,168)
Modifications to the pension plan	2,782,151	(6,609,657)
Remeasurements	2,139	(1,471)
Reductions		(26,399)
Defined benefit liabilities at end of year	$ 1,074,233,038	$ 1,249,557,999